DREYFUS THIRD CENTURY FUND INC (Prospectus Summary) | DREYFUS THIRD CENTURY FUND INC
Fund Summary
Investment Objective
The fund seeks to provide capital growth

with current income as a secondary goal by investing in stocks that meet certain financial as well as social criteria.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder
Guide section on page 8 of the Prospectus and in the How to Buy Shares section on page II-1 of the fund's Statement of Additional Information.  Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees DREYFUS THIRD CENTURY FUND INC	Class A	Class B	Class C	Class I	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum contingent deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	4.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as percentage of the value of your investment)
Annual Fund Operating Expenses DREYFUS THIRD CENTURY FUND INC	Class A	Class B	Class C	Class I	Class Z
Management fees	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) fees	none	0.75%	0.75%	none	none
Other expenses (including shareholder services fees)	0.64%	0.93%	0.50%	0.14%	0.28%
Total annual fund operating expenses	1.39%	2.43%	2.00%	0.89%	1.03%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example DREYFUS THIRD CENTURY FUND INC (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	708	990	1,292	2,148
Class B	646	1,058	1,496	2,271
Class C	303	627	1,078	2,327
Class I	91	284	493	1,096
Class Z	105	328	569	1,259

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption DREYFUS THIRD CENTURY FUND INC (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	708	990	1,292	2,148
Class B	246	758	1,296	2,271
Class C	203	627	1,078	2,327
Class I	91	284	493	1,096
Class Z	105	328	569	1,259

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
50.46% of the average value of its portfolio.

Principal Investment Strategy
The fund invests primarily in the common stocks of companies that fund management determines meet traditional standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.
The portfolio manager employs a computer model to identify and rank stocks based on characteristics such as value, growth and financial profile. Through fundamental analysis, the most attractive, higher ranked securities then are evaluated by industry or sector according to the fund's social criteria, which encompass: the protection/improvement of the environment, the proper use of natural resources, occupational health and safety, consumer protection and product purity, and equal employment opportunity. Next, the eligible companies are analyzed for purchase by industry or sector and investments are made in those companies management considers to be the most attractive. The fund normally focuses on large-cap growth stocks, but may invest in value-oriented, mid-cap and small-cap stocks. Portfolio securities no longer meeting the fund's social criteria will be sold as soon as reasonably possible.

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Social investment risk. A socially responsible investment criteria may limit the number of investment opportunities available to the fund, and as a result, at times the fund may produce more modest gains than funds that are not subject to such special investment considerations.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes)
is no guarantee of future results. More recent performance information may be available at
www.dreyfus.com.

The bar chart shows changes in the performance of the fund's Class Z shares from year to year.
Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.

Year-by-Year Total Returns as of 12/31 each year (%) Class Z

Best Quarter
Q2, 2009: 17.10%
Worst Quarter
Q4, 2008: -21.30%

The year-to-date total return of the fund's Class Z shares as of June 30, 2011 was 6.53%.

After-tax performance is shown only for Class Z shares. After tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (as of 12/31/10)
Average Annual Total Returns DREYFUS THIRD CENTURY FUND INC	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A returns before taxes	7.66%	1.81%	(2.15%)
Class B	Class B returns before taxes	8.91%	1.66%	(2.04%)
Class C	Class C returns before taxes	12.33%	2.25%	(2.32%)
Class I	Class I returns before taxes	14.73%	3.53%	(1.24%)
Class Z	Class Z returns before taxes	14.49%	3.29%	(1.34%)
After Taxes on Distributions Class Z	Class Z returns after taxes on distributions	14.40%	3.22%	(1.40%)
After Taxes on Distributions and Sales Class Z	Class Z returns after taxes on distributions and sale of fund shares	9.55%	2.81%	(1.14%)
S&P 500 Comp Stock Price Index	S&P 500 Comp Stock Price Index reflects no deduction for fees, expenses or taxes	15.08%	2.29%	1.42%